SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Dec. 29, 2019 USD ($) shares	Dec. 30, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	1,374,000	1,200,000
Granted, net of granted for performance and dividends declared (in shares) | shares	509,000	573,000
Granted for performance (in shares) | shares	93,000	109,000
Granted for dividends declared (in shares) | shares	26,000	24,000
Settled - common shares (in shares) | shares	256,000	226,000
Settled - payment of withholding taxes (in shares) | shares	170,000	151,000
Forfeited (in shares) | shares	154,000	155,000
Number, outstanding, end of fiscal year (in shares) | shares	1,422,000	1,374,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 28.52	$ 27.79
Granted (in dollars per share) | $	34.89	29.82
Granted for performance (in dollars per share) | $	25.57	28.46
Granted for dividends declared (in dollars per share) | $	29.21	29.81
Settled - common shares (in dollars per share) | $	25.59	28.47
Settled - payment of withholding taxes (in dollars per share) | $	25.59	28.47
Forfeited (in dollars per shares) | $	29.24	27.99
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 31.42	$ 28.52